SCHEDULE OF EXPENSE(INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 6,701	$ 369	$ (219)
Research And Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(18)	140	(342)
Selling And Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(35)	94	(60)
General And Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	6,754	135	183
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	6,701	294	503
Equity Classified Awards [Member] | Research And Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(18)	98	98
Equity Classified Awards [Member] | Selling And Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(35)	74	111
Equity Classified Awards [Member] | General And Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	6,754	122	294
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		75	(722)
Liability Classified Awards [Member] | Research And Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		42	(440)
Liability Classified Awards [Member] | Selling And Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		20	(171)
Liability Classified Awards [Member] | General And Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 13	$ (111)